Principal Accounting Policies (Details 6) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill
Impairment charge of goodwill	¥ 0
Advertising Expense
Advertising expenses	¥ 3,782,100	$ 579.6	¥ 1,679,300	¥ 2,222,200
Foreign currency translation
Buying rate per US$	6.5250	6.5250
Licensing Rights
Intangible assets
Estimated useful lives of assets	over the license period	over the license period
Technology | Equal to or more than
Intangible assets
Estimated useful lives of assets	7 years	7 years
Technology | Less than
Intangible assets
Estimated useful lives of assets	10 years	10 years
Trademark
Intangible assets
Estimated useful lives of assets	10 years	10 years